Reconciliation of Effective Tax Rate Related to Statutory United States Federal Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Taiwan statutory rate, including taxes on income and retained earnings	23.85%	23.85%	23.85%
Foreign tax differential	(12.37%)	183.28%	42.23%
Tax-exempt income	3.28%	2.71%	(0.00%)
Non-deductible items - bad debts	(3.08%)	(57.91%)	(5.16%)
Other non-deductible expenses	(1.65%)	(17.47%)	0.00%
Changes in unrecognized tax benefits	1.10%	6.84%	(3.15%)
Adjustment for prior year payable	0.04%	0.00%	1.81%
Change in valuation allowance	6.87%	(130.14%)	(52.97%)
Other	(2.12%)	4.17%	(5.16%)
Effective rate	15.92%	15.33%	1.45%